Gentiva Merger - Additional Information (Details) $ / shares in Units, $ in Millions					1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 10, 2014 USD ($)	Oct. 09, 2014 $ / shares	Mar. 26, 2013	Oct. 13, 2011 Claims	Mar. 31, 2012 USD ($)	Oct. 31, 2011 Claims	Dec. 31, 2014 USD ($) State Location $ / shares	Dec. 31, 2013 $ / shares	Oct. 25, 2011 Plaintiffs	May. 10, 2010 Plaintiffs
Business Acquisition [Line Items]
Common stock, par value | $ / shares							$ 0.25	$ 0.25
Business Acquisition transaction costs							$ 10.8
Business Acquisition financing costs							$ 17.0
Gentiva Health Services Inc
Business Acquisition [Line Items]
Merger agreement, date of agreement and plan							Oct. 09, 2014
Merger agreement, latest consummation date							Feb. 02, 2015
Common stock, par value | $ / shares		$ 0.10					$ 0.25
Merger agreement, cash consideration per share of common stock | $ / shares		$ 14.50
Merger agreement, conversion ratio of common stock issuable		0.257
Number of states | State							40
Number of locations | Location							491
Transaction financing and severance costs included in unaudited pro forma financial data							$ 40.3
Gentiva Health Services Inc | Shareholder Derivative Litigation
Business Acquisition [Line Items]
Number of plaintiffs | Claims				2		2
Name of Plaintiff				Current and former directors and officers		Current and former directors
Gentiva Health Services Inc | Lisa Rindfleisch et al
Business Acquisition [Line Items]
Number of plaintiffs | Plaintiffs										5
Gentiva Health Services Inc | Catherine Wilkie, and on Behalf of all Others
Business Acquisition [Line Items]
Agreed amount to be funded to settle law suit					$ 5.0
Fund distributed members, percentage			99.00%
Gentiva Health Services Inc | Federal Securities Class Action Litigation
Business Acquisition [Line Items]
Number of plaintiffs | Plaintiffs									5
Agreed amount to be funded to settle law suit	$ 6.5